7. Net Income (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Net Income Loss Per Share Tables
Computation of net income (loss) per share
	March 31,	March 31,
	2016	2015
Basic:
Numerator –net income (loss) available to common stockholders	$(3,237,079)	$313,810
Denominator – weighted-average shares outstanding	78,591,011	60,408,125
Net income (loss) per share – Basic	$(0.04)	$0.01

Diluted:
Numerator –net income (loss) available to common stockholders	$(3,237,079)	$313,810
Denominator – weighted-average shares outstanding	78,591,011	80,436,499
Net income (loss) per share – Diluted	$(0.04)	$0.00

	2015	2014
Basic:
Numerator –net loss attributable to common stockholders	$(8,744,398)	$(26,033,922)
Denominator – weighted – average shares outstanding	70,581,243	30,345,422
Net loss per share – Basic and diluted	$(0.12)	$(0.86)

Incremental common shares (not included due to their anti-dilutive nature) :
Stock options	10,360,084	11,309,864
Stock warrants	25,867,753	18,753,060
Convertible preferred stock – Series B	-	1,080,000
Convertible preferred stock – Series C	7,142,856	7,142,856
Convertible preferred stock – Series D	-	-
Convertible Notes	1,428,571	1,607,143
	44,799,264	39,892,923